Guarantees and commitments (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Dec. 31, 2014
Guarantees
Maturity less than 1 year	SFr 41,544	SFr 47,842
Maturity greater than 1 year	13,134	14,564
Total gross amount	54,678	62,406
Total net amount	53,674	61,293
Carrying value	995	1,071
Collateral received	13,614	19,907
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	2,696	2,495
Maturity greater than 1 year	1,291	1,591
Total gross amount	3,987	4,086
Total net amount	3,801	3,846
Carrying value	11	30
Collateral received	1,562	1,657
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	4,380	4,899
Maturity greater than 1 year	2,332	2,593
Total gross amount	6,712	7,492
Total net amount	5,899	6,625
Carrying value	50	43
Collateral received	2,997	3,188
Securities lending indemnifications
Guarantees
Maturity less than 1 year	5,965	12,257
Maturity greater than 1 year	0	0
Total gross amount	5,965	12,257
Total net amount	5,965	12,257
Carrying value	0	0
Collateral received	5,965	12,257
Derivatives
Guarantees
Maturity less than 1 year	24,683	24,599
Maturity greater than 1 year	7,884	8,959
Total gross amount	32,567	33,558
Total net amount	32,567	33,558
Carrying value	890	954
Other guarantees
Guarantees
Maturity less than 1 year	3,820	3,592
Maturity greater than 1 year	1,627	1,421
Total gross amount	5,447	5,013
Total net amount	5,442	5,007
Carrying value	44	44
Collateral received	SFr 3,090	SFr 2,805